Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Balance at Dec. 31, 2016	$ 37	$ 3,796,042	$ (316,186)	$ 1,007,780	$ 4,487,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		87,039			87,039
Net share settlement of restricted share units		(6,342)			(6,342)
Other comprehensive income (loss), net			341,439		341,439
Net income				758,795	758,795
Balance at Dec. 31, 2017	37	3,874,586	25,253	1,768,728	5,668,604
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative change in accounting policy		(2,153)		2,153
Share-based compensation		115,983			115,983
Net share settlement of restricted share units		(13,855)			(13,855)
Contribution from NCLH		7,000			7,000
Other comprehensive income (loss), net | Accounting Standards Update 2017-12 [Member]			(188,601)		(188,601)
Other comprehensive income (loss), net					(188,613)
Dividends				(637,500)	(637,500)
Net income				966,190	966,190
Balance at Dec. 31, 2018	37	3,983,714	(163,360)	2,097,430	5,917,821
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative change in accounting policy			(12)	12
Share-based compensation		95,055			95,055
Net share settlement of restricted share units		(20,939)			(20,939)
Contribution from NCLH		3,500			3,500
Other comprehensive income (loss), net			(133,843)		(133,843)
Dividends				(341,000)	(341,000)
Net income				941,206	941,206
Balance at Dec. 31, 2019	$ 37	$ 4,061,330	$ (297,203)	$ 2,697,636	$ 6,461,800